Capital Stock (Details) (USD $)	Mar. 31, 2013	May 09, 2012	May 03, 2010
Pursuant to the Plan issued plan shares	500,000
New common stock was issued	530,612
Transfer of plan shares to Halter Investments			400,000
Common stock Shares issued on Share Purchase Agreement		9,500,000
Common stock, value on Shares purchase Agreement		$ 9,500
Common Stock, par value of share		$ 0.001
Total Common Stock Outstanding	10,030,612
Percentage of Plan Shares issued to HFG	80.00%
Percentage of Plan Shares issued to Others	20.00%